Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from continuing operations before taxes (CHF)
Switzerland	SFr 1,924	SFr 1,736	SFr 2,111
Foreign	1,448	57	(4,377)
Income/(loss) before taxes	3,372	1,793	(2,266)
Current and deferred taxes
Switzerland	135	82	133
Foreign	426	421	501
Current income tax expense	561	503	634
Switzerland	479	244	(125)
Foreign	321	1,994	(68)
Deferred income tax expense	800	2,238	(193)
Income tax expense	1,361	2,741	441
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(28)	(24)	(6)
Cumulative translation adjustment	(7)	1	(4)
Unrealized gains/(losses) on securities	(5)	1	1
Actuarial gains/(losses), Tax	(102)	172	136
Net prior service credit/(cost)	(33)	(32)	10
Share-based compensation and treasury shares	1	3	104
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	742	394	(499)
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	107	(110)	(498)
of which total foreign tax expense	747	2,415	433
Changes in tax law and rates	(2)	2,095	145
Non-deductible amortization of other intangible assets and goodwill impairment	3	0	1
Other non-deductible expenses	457	354	1,540
of which non-deductible interest expenses	325	217	420
of which non-deductible bank levy costs and other non-deductible compensation expenses	49	27	52
of which non-deductible provision accruals	15	57	983
of which non-deductible leased property provision			25
of which non-deductible foreign exchange losses		10	31
of which non-deductible other expenses		43	29
of which contingency accrual relating to non-deductible interest expense	92	155
Additional taxable income	5	0	87
Lower taxed income	(190)	(276)	(219)
of which tax benefit in respect to non-taxable dividend income	66	78	58
of which tax benefit related to non-taxable foreign exchange gains			0
of which tax benefit related non-taxable life insurance income	48	86	71
of which tax benefit from tax taxed at lower than statutory rate	33	31	19
of which exempt income	23	25	11
(Income)/loss taxable to non-controlling interests	12	7	(11)
Changes in deferred tax valuation allowance	(106)	123	76
Tax deductible impairments of Swiss subsidiary investments	(65)	88	(68)
Change in recognition of outside basis difference	(32)	(19)	218
(Windfall tax benefits)/shortfall tax charges on share-based compensation	10	91
Other	420	(6)	(331)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	26	16	22
of which tax benefit from tax settlement		(49)
of which tax (benefit)/charge from the impact of prior year adjustments	(76)	(17)	33
of which tax benefit from the reduction in own-credit revaluation gains/(losses)	130	105	37
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals		85
of which tax impact of transitional adjustments arising from adoption of new accounting standards	202
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT)	65
Income tax expense	1,361	SFr 2,741	SFr 441
US
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)		21.00%	35.00%
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,924	SFr 1,736	SFr 2,111
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	SFr 85
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	56	SFr (248)	SFr 392
UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			139
Changes in deferred tax valuation allowance	(191)	320	(193)
of which releases of valuation allowances due to the change in corporation tax rates			130
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		(197)
UK, Hong Kong and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			308
Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			91
Italy
Increase/(decrease) in income taxes resulting from:
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals		0	89
Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	78	80	(344)
Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			6
Bank
Income from continuing operations before taxes (CHF)
Switzerland	1,927	1,648	1,955
Foreign	929	(95)	(4,444)
Income/(loss) before taxes	2,856	1,553	(2,489)
Current and deferred taxes
Switzerland	126	76	135
Foreign	416	420	499
Current income tax expense	542	496	634
Switzerland	266	285	(167)
Foreign	326	2,000	(67)
Deferred income tax expense	592	2,285	(234)
Income tax expense	1,134	2,781	400
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(28)	(24)	(6)
Cumulative translation adjustment	(7)	1	(4)
Unrealized gains/(losses) on securities	(5)	1	1
Actuarial gains/(losses), Tax	7	(7)	87
Share-based compensation and treasury shares	0	0	106
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	628	342	(548)
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	89	(92)	(559)
of which total foreign tax expense	742	2,420	432
Changes in tax law and rates	(2)	2,095	145
Non-deductible amortization of other intangible assets and goodwill impairment	3	0	1
Other non-deductible expenses	455	354	1,533
of which non-deductible interest expenses	325	217	420
of which non-deductible bank levy costs and other non-deductible compensation expenses	49	27	52
of which non-deductible provision accruals	15	57	983
of which non-deductible leased property provision			25
of which non-deductible foreign exchange losses		10	31
of which non-deductible other expenses		43	22
of which contingency accrual relating to non-deductible interest expense	92	155
Additional taxable income	5	0	87
Lower taxed income	(187)	(272)	(216)
of which tax benefit in respect to non-taxable dividend income	66	78	58
of which tax benefit related non-taxable life insurance income	48	86	71
of which tax benefit from tax taxed at lower than statutory rate	33	31	19
of which exempt income	23	25	11
(Income)/loss taxable to non-controlling interests	10	7	(10)
Changes in deferred tax valuation allowance	(115)	88	76
Tax deductible impairments of Swiss subsidiary investments	(65)	88	(68)
Change in recognition of outside basis difference	(32)	(12)	211
(Windfall tax benefits)/shortfall tax charges on share-based compensation	10	91
Other	335	92	(252)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	26	26	22
of which tax benefit from tax settlement		(49)
of which tax (benefit)/charge from the impact of prior year adjustments	(76)	(17)	33
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals		85
of which tax impact of transitional adjustments arising from adoption of new accounting standards	202
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT)	65
Income tax expense	1,134	SFr 2,781	SFr 400
Bank | US
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)		21.00%	35.00%
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,927	SFr 1,648	SFr 1,955
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	SFr 76
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	(56)	SFr 231	SFr 340
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			139
Changes in deferred tax valuation allowance	(191)	285	(193)
of which releases of valuation allowances due to the change in corporation tax rates			130
Bank | UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		(197)
Bank | UK, Hong Kong and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			308
Bank | Hong Kong
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			91
Bank | Italy
Increase/(decrease) in income taxes resulting from:
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals			89
Bank | Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 105	SFr 70	(355)
Bank | Other countries
Increase/(decrease) in income taxes resulting from:
Changes in tax law and rates			SFr 6